Segment Disclosures	12 Months Ended
Feb. 29, 2016
Segment Reporting [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES
The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the chief operating decision maker (“CODM”) for making decisions and assessing performance as a source of the Company’s reportable operating segments. The CODM, who for the Company is the Chief Executive Officer, makes decisions and assesses the performance of the Company on a consolidated basis, and the Company is a single reportable operating segment.
Revenue, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 29, 2016		February 28, 2015		March 1, 2014
North America
Canada	$238	11.0%	$216	6.4%	$491	7.2%
United States	714	33.0%	775	23.2%	1,320	19.4%
	952	44.0%	991	29.6%	1,811	26.6%
Europe, Middle East and Africa
United Kingdom	195	9.0%	292	8.8%	604	8.9%
Other	621	28.8%	1,139	34.2%	2,387	35.0%
	816	37.8%	1,431	43.0%	2,991	43.9%
Latin America	117	5.4%	380	11.4%	907	13.3%
Asia Pacific	275	12.8%	533	16.0%	1,104	16.2%
	$2,160	100.0%	$3,335	100.0%	$6,813	100.0%

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Revenue mix
Software and services	$494	$248	$235
Hardware	862	1,431	3,785
Service access fees	779	1,606	2,698
Other	25	50	95
	$2,160	$3,335	$6,813
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 29, 2016		February 28, 2015
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$1,002	$1,467	$1,628	$3,368
United States	1,024	3,429	202	2,700
United Kingdom	39	220	79	126
Other	178	418	107	364
	$2,243	$5,534	$2,016	$6,558

Information about major customers
There were no customers that comprised more than 10% of the Company’s revenue in fiscal 2016 (fiscal 2015 - no customers that comprised more than 10%; fiscal 2014 - no customers that comprised more than 10%).